Property, Plant and Equipment	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

10 Property, plant and equipment

Changes in property, plant and equipment:

	Balance at January 1, 2024	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at September 30, 2024
Buildings	4,305,145	215,591	(10,647)	(192,967)	(199,101)	4,118,021
Land	1,209,739	22,758	(4,053)	—	(86,076)	1,142,368
Machinery and equipment	4,310,590	520,599	(22,461)	(478,107)	(141,903)	4,188,718
Facilities	764,036	129,345	(405)	(39,469)	(87,682)	765,825
Computer equipment	166,291	53,346	(2,013)	(37,544)	(4,347)	175,733
Vehicles (land and air)	272,663	72,166	(7,587)	(33,638)	(15,601)	288,003
Construction in progress	1,636,719	(147,140)	(4,301)	—	(79,357)	1,405,921
Other	253,006	69,936	(836)	(30,308)	(5,257)	286,541
	12,918,189	936,601	(52,303)	(812,033)	(619,324)	12,371,130

	Balance at January 1, 2023	Acquired in business combination	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at September 30, 2023
Buildings	3,779,963	4	541,948	(15,814)	(191,223)	54,042	4,168,920
Land	1,056,590	—	62,178	(292)	—	16,837	1,135,313
Machinery and equipment	3,832,826	10,180	737,122	(30,046)	(444,787)	45,696	4,150,991
Facilities	575,290	—	152,148	(885)	(32,899)	27,212	720,866
Computer equipment	116,263	—	49,073	(583)	(32,550)	2,182	134,385
Vehicles (land and air)	214,898	—	78,467	(5,872)	(31,789)	2,200	257,904
Construction in progress	2,124,483	—	(458,099)	(2,162)	—	35,570	1,699,792
Other	215,050	(15)	46,070	(8,995)	(26,225)	3,618	229,503
	11,915,363	10,169	1,208,907	(64,649)	(759,473)	187,357	12,497,674

(1)	Additions for each category includes transfers from construction in progress during the period.

For the nine-month period ended September 30, 2024, the amount of capitalized interest added to construction in progress and included in additions was US$26,156 (US$56,559 for the nine-month period ended September 30, 2023). The capitalized interest rate used on September 30, 2024, was 5.82% per year (7.94% per year at December 31, 2023).

The Group tests the recoverability of its assets that were identified as having any indicator of impairment using the concept of value in use through discounted cash flow models). In the nine-month period ended September 30, 2024, the Company recognized an impairment of fixed assets in the amount of US$26,725, related to the restructuring of the indirect subsidiary Pilgrim’s Pride Corporation (PPC).